Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Schedule of Trade and Other Payables
	December 31	December 31
Current liabilities	2020	2019
Falling due within the year
Trade 1	$6,304	$12,401
Lease liabilities 2	259	286
Total	$6,563	$12,687

Non-current liabilities
Lease liabilities 2	$657	$934
Total	$657	$934

Notes to table:

1.	At December 31, 2020, current trade liabilities includes legal fees due to legal counsel of US$2,578 (2019 – US$5,155), payable in two equal tranches on April 1, 2021 and July 1, 2021 respectively, and US$635 payable on completion of a partnering transaction. On the former amount, interest at 3.5% per annum is payable, effective from February 1, 2020. As of December 31, 2020, US$83 in accrued interest is included in trade liabilities.

2.	Lease liabilities relate to lease of offices, a copier, yard storage and one vehicle, which have remaining lease terms of 4 to 113 months and interest rates of 7.5% – 10.5% over the term of the leases. During the year ended December 31, 2020, the Group recognized interest expense of $107 (2019 – $120) for lease liabilities.

Schedule of Undiscounted Lease Liabilities
Total
Less than one year	$337
One to five years	604
Later than 5 years	263
Total undiscounted lease liabilities	$1,204